SCHEDULE OF CONVERTIBLE DEBENTURES (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Subtotal	$ 2,665,528	$ 2,665,528	$ 2,665,528
Less: discounts	(144,655)	(223,521)	(323,310)
Total	2,520,871	2,442,007	2,342,218
Less: current portion	(264,284)	(264,284)	(264,284)
Long-term portion	2,256,587	2,177,723	2,077,934
Total	2,520,871	2,442,007	2,342,218
Convertible Debt One [Member]
Short-Term Debt [Line Items]
Subtotal	200,000	200,000	200,000
Convertible Debenture Two [Member]
Short-Term Debt [Line Items]
Subtotal	25,000	25,000	25,000
Convertible Debenture Three [Member]
Short-Term Debt [Line Items]
Subtotal	25,000	25,000	25,000
Convertible Debenture Four [Member]
Short-Term Debt [Line Items]
Subtotal	25,000	25,000	25,000
Convertible Debenture Five [Member]
Short-Term Debt [Line Items]
Subtotal	$ 2,390,528	$ 2,390,528	$ 2,390,528